CONDENCED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Income Statement [Abstract]
COLLABORATION REVENUES	$ 7,793	$ 49	$ 14,151	$ 93
RESEARCH AND DEVELOPMENT EXPENSES	11,440	5,817	22,233	10,462
GENERAL AND ADMINISTRATIVE EXPENSES	1,638	1,518	3,332	2,660
TOTAL OPERATING LOSS	5,285	7,286	11,414	13,029
FINANCIAL INCOME, net	(359)	(379)	(760)	(409)
LOSS FOR THE PERIOD	$ 4,926	$ 6,907	$ 10,654	$ 12,620
BASIC AND DILUTED LOSS PER ORDINARY SHARE	$ 0.26	$ 0.36	$ 0.56	$ 0.75
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING USED IN COMPUTATION OF BASIC AND DILUTED LOSS PER SHARE	18,949,968	18,949,968	18,949,968	16,761,158